Interest and Other Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and other income
Interest and Other	$ 15,557	$ 11,903	$ 26,486	$ 38,822
Total	24,496	11,903	47,759	38,822	57,910	61,741	55,973
AeroTurbine, Inc.
Interest and other income
Revenue : Engines, airframes, parts and supplies	71,711		144,994		71,778
Cost of sales	(62,772)		(123,721)		(62,070)
Gross profit	$ 8,939		$ 21,273		$ 9,708